INVESTMENTS - Carrying amount and fair value of marketable securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
INVESTMENTS
Fair value at the beginning of the year	$ 24,117	$ 23,127	$ 73,089
Purchase of securities	14,479
Disposal of securities	(2,597)		(30,683)
Change in fair value of securities	(1,523)	828	(19,142)
Foreign currency translation adjustments	(5)	162	(137)
Fair value at the end of the year	$ 34,471	$ 24,117	$ 23,127